ACCOUNTS PAYABLE - RELATED PARTIES	3 Months Ended
Jun. 30, 2011
ACCOUNTS PAYABLE - RELATED PARTIES
NOTES PAYABLE - RELATED PARTY

4.     ACCOUNTS PAYABLE – RELATED PARTIES

During the three months ended June 30, 2011 and 2010, the Company incurred rent expense payable to Paul D. Thompson, the sole director and officer of the Company, of $11,400 and $9,000, respectively.  At June 30, 2011 and 2010, $50,200 and $46,400 for this obligation is outstanding.

At June 30, 2011 and March 31, 2011, the Company has an outstanding payable balance for rent due to G.K.’s Gym, Inc. of $9,600, which is owned by the parents of Philip E. Koehnke, the former majority shareholder of the Company.

At June 30, 2011 and March 31, 2011, the Company has an outstanding obligation of $24,637 due to Philip E. Koehnke APC, the former majority shareholder of the Company, for legal fees.

At June 30, 2011 and March 31, 2011, the Company has an outstanding obligation of $6,038 due to Philip E. Koehnke, the former majority shareholder of the Company, related to an asset purchase agreement.